Cost and Expenses by Nature - Summary of Sales and Administrative Expenses (Parenthetical) (Details) - MXN ($) $ in Thousands	9 Months Ended				12 Months Ended
	Sep. 30, 2024		Sep. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shared-based payment	$ 396,054	[1]	$ 302,438	[1]	$ 384,566	[2]	$ 303,789	[2]	$ 142,123	[2]
IPO related services incurred	93,075				37,910
Expense recognized for IPO related services	69,806				28,432
Net proceeds to be capitalized from issuance of shares due to IPO	23,269				9,477
Options granted
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shared-based payment	375,280		178,157		244,352		152,113		24,892
Exit options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shared-based payment	$ 20,774		$ 124,281		$ 140,214		$ 151,676		$ 117,231

[1]	The share-based payments in the nine-month periods ended September 30, 2024 and 2023 were comprised of Ps. 375,280 and Ps. 178,157, respectively, in respect of options granted under the Plan. In addition, the share-based payments in the nine-month periods ended September 30, 2024 and 2023 were comprised of Ps. 20,774 and Ps. 124,281, respectively, in respect of Exit Options. (See Note 17).
[2]	The share-based payment in 2023, 2022 and 2021 were comprised of Ps.244,352, Ps.152,113 and Ps.24,892, respectively, in respect of options granted under the Plan and Ps.140,214, Ps.151,676 and Ps.117,231 , respectively, in respect of Exit Options.